Other Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities [Abstract]
OTHER LIABILITIES
19.	OTHER LIABILITIES

Other liabilities as of December 31, 2018 and 2017 consisted of:

	December 31, 2018	December 31, 2017

Interest payable	$10,617,533	$4,220,626
Accruals	142,753	97,591
Other payables	415,224	297,802
Long-term debt	4,071,188	4,337,633
	$15,246,698	$8,953,652

On November 16, 2016, Feng Hui received a loan of US$2,879,865 (RMB 20,000,000) from Urumqi High-speed Railway Hub Comprehensive Development & Construction Investment Co., Ltd. with maturity date of November 15, 2021 from November 16, 2016. The interest rate is 1% and the principal is due upon maturity.

On August 25, 2017, Feng Hui received a loan of US$1,229,372 from Xinjiang software park Co., Ltd. with maturity date of August 24, 2022 from August, 2017. The interest rate is 1% and the principal is due upon maturity.